Share-based compensation - Outstanding options (Detail) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 shares
EUR-denominated
Share-based compensation [Line Items]
Number of share options (in shares) | shares	3,396,539	3,660,000
Intrinsic value | €	€ 8
Weighted average remaining contractual life of outstanding share options	8 years 1 month 6 days
USD bonds
Share-based compensation [Line Items]
Number of share options (in shares) | shares	1,637,764	1,929,000
Intrinsic value | €	€ 1
Weighted average remaining contractual life of outstanding share options	8 years